Fees Summary	Oct. 16, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 105,825,000.00
Previously Paid Amount	0.00
Total Fee Amount	14,614.43
Total Offset Amount	0.00
Net Fee	14,614.43
Narrative - Max Aggregate Offering Price	$ 105,825,000.00
Final Prospectus	true